Other operating income (Tables)	6 Months Ended
Jun. 30, 2026
Other Operating Income [Abstract]
Schedule of Other Operating Income	Other operating income consisted of the following:
	Unaudited 6 months ended June 30,
USD’000	2026	2025
Other operating income from related parties	71	82
Total other operating income	71	82